Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000159719 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000159719 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159719 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000159719 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000159719 | 336917109 | First Trust Morningstar Dividend Leaders Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159719 | 04273H104 | Arrow Dow Jones Global Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159719 | 78468R556 | State Street SPDR S&P Oil & Gas Exploration & Production ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159719 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159719 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159719 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159719 | Mixed Allocation04273H104
Holdings [Line Items]
Percent of Total Investments	73.20%
C000159719 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	26.80%
C000159719 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159719 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159719 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000159719 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000159720 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000159720 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159720 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000159720 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000159720 | 336917109 | First Trust Morningstar Dividend Leaders Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159720 | 04273H104 | Arrow Dow Jones Global Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159720 | 78468R556 | State Street SPDR S&P Oil & Gas Exploration & Production ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159720 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159720 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159720 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159720 | Mixed Allocation04273H104
Holdings [Line Items]
Percent of Total Investments	73.20%
C000159720 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	26.80%
C000159720 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159720 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000159720 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000159721 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000159721 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159721 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000159721 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000159721 | 336917109 | First Trust Morningstar Dividend Leaders Index Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159721 | 04273H104 | Arrow Dow Jones Global Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159721 | 78468R556 | State Street SPDR S&P Oil & Gas Exploration & Production ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159721 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159721 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159721 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159721 | Mixed Allocation04273H104
Holdings [Line Items]
Percent of Total Investments	73.20%
C000159721 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	26.80%
C000159721 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159721 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000159721 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.00%